Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses and other current assets.
Gold bullion	$ 32.4	$ 18.6
Prepaid expenses	18.8	16.4
Stream ounces inventory	0.5	0.5
Debt issue costs	0.9	0.6
Prepaid expenses and other current assets	$ 52.6	$ 36.1